Quarterly portfolio holdings
John Hancock
Disciplined Value International Fund
International equity
January 31, 2026
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Fund’s investments

As of 1-31-26 (unaudited)
	Shares	Value
Common stocks 95.8%		$6,275,987,835
(Cost $4,973,642,308)
Australia 2.0%		131,011,912
Rio Tinto, Ltd. (A)	845,227	88,059,712
Sonic Healthcare, Ltd.	2,685,888	42,952,200
Austria 0.6%		38,556,436
ANDRITZ AG	445,612	38,556,436
Bermuda 2.2%		147,343,460
Everest Group, Ltd.	141,650	46,925,812
Hiscox, Ltd.	4,937,134	100,417,648
Brazil 1.6%		103,679,394
Itau Unibanco Holding SA, ADR	6,565,839	56,400,557
TIM SA	10,147,500	47,278,837
Canada 5.8%		377,091,032
Allied Gold Corp. (B)	2,104,825	66,422,598
Equinox Gold Corp. (B)	3,517,720	50,325,110
Hammond Power Solutions, Inc. (A)	171,648	22,635,123
Kinross Gold Corp.	1,879,851	59,198,774
Nutrien, Ltd.	1,446,029	99,559,519
Teck Resources, Ltd., Class B	1,471,020	78,949,908
China 1.5%		100,041,672
Alibaba Group Holding, Ltd.	3,239,200	68,909,360
Tongcheng Travel Holdings, Ltd.	10,466,400	31,132,312
Denmark 4.0%		260,410,333
Danske Bank A/S	3,066,842	156,249,559
Novo Nordisk A/S, Class B	1,754,162	104,160,774
Finland 1.0%		65,827,894
Nordea Bank ABP	3,411,658	65,827,894
France 9.4%		612,811,867
Bureau Veritas SA	2,740,794	88,232,849
Capgemini SE	517,768	80,450,069
Eurazeo SE	460,386	27,655,022
Ipsen SA	247,314	40,402,652
Pernod Ricard SA	358,813	32,083,967
Rexel SA	1,237,374	51,853,041
Sanofi SA	1,221,958	115,259,938
SPIE SA	1,014,734	55,601,402
Vallourec SACA	5,714,243	121,272,927
Germany 1.7%		110,790,145
Siemens AG	153,144	46,300,208
Zalando SE (B)(C)	2,242,702	64,489,937
Hong Kong 2.6%		167,544,324
CK Hutchison Holdings, Ltd.	5,860,000	47,250,939
Prudential PLC	7,323,718	120,293,385
India 1.8%		120,224,932
HDFC Bank, Ltd., ADR	3,712,938	120,224,932
Ireland 1.6%		104,343,031
AIB Group PLC	4,809,375	53,760,014
ICON PLC (B)	280,627	50,583,017
2	JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Israel 0.7%		$47,168,048
Check Point Software Technologies, Ltd. (B)	262,760	47,168,048
Italy 3.2%		211,939,999
Enel SpA	8,992,231	99,351,447
Saipem SpA (A)	30,484,794	112,588,552
Japan 16.5%		1,081,174,750
Asahi Kasei Corp.	5,461,400	52,981,081
Fuji Electric Company, Ltd.	825,600	58,809,645
Hirose Electric Company, Ltd.	147,900	15,967,543
Hitachi, Ltd.	1,252,800	43,472,296
Japan Post Insurance Company, Ltd.	1,154,700	35,763,436
KDDI Corp.	3,743,200	63,200,099
Kioxia Holdings Corp. (B)	536,700	73,413,186
Kyocera Corp.	1,934,300	29,019,926
Mitsubishi Chemical Group Corp.	4,071,500	26,880,856
Mitsubishi Electric Corp.	2,164,200	67,656,984
Osaka Gas Company, Ltd.	968,400	36,356,309
Resona Holdings, Inc.	8,253,600	96,238,014
SMC Corp.	185,100	71,961,561
Sony Group Corp.	4,080,300	89,962,074
Sugi Holdings Company, Ltd.	1,674,200	38,480,193
Sumitomo Mitsui Financial Group, Inc.	2,684,600	94,472,276
Suzuken Company, Ltd.	1,199,000	48,331,258
Suzuki Motor Corp.	5,166,500	70,445,581
Toyo Suisan Kaisha, Ltd.	949,100	67,762,432
Luxembourg 0.6%		42,086,410
Millicom International Cellular SA	689,602	42,086,410
Mexico 2.2%		144,550,290
America Movil SAB de CV, ADR	2,601,893	53,859,185
Coca-Cola Femsa SAB de CV, ADR	869,605	90,691,105
Netherlands 4.2%		272,220,892
ABN AMRO Bank NV (C)	1,762,697	64,943,707
Euronext NV (C)	482,880	67,629,390
Heineken NV	546,609	45,122,510
IMCD NV	526,589	49,221,722
Prosus NV (B)	645,636	37,125,006
Qiagen NV	154,256	8,178,557
Norway 0.6%		38,401,937
Norsk Hydro ASA	4,325,576	38,401,937
South Korea 8.2%		538,638,495
HD Korea Shipbuilding & Offshore Engineering Company, Ltd.	174,524	49,989,544
KB Financial Group, Inc.	364,257	34,094,158
KT Corp.	1,156,270	45,746,209
KT Corp., ADR	2,540,392	53,145,001
NAVER Corp.	448,830	85,314,354
NongShim Company, Ltd.	47,037	13,258,919
Samsung Electronics Company, Ltd.	1,785,115	197,210,066
Samsung Fire & Marine Insurance Company, Ltd.	172,230	59,880,244
Spain 2.1%		136,473,567
Banco Bilbao Vizcaya Argentaria SA	3,291,805	83,558,300
Banco Santander SA	4,144,331	52,915,267
Switzerland 2.8%		186,847,895
Novartis AG	390,317	57,911,245
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND | QUARTERLY REPORT	3

	Shares	Value
Switzerland (continued)
Roche Holding AG	155,127	$70,542,384
Sandoz Group AG	737,061	58,394,266
United Kingdom 18.9%		1,236,809,120
Admiral Group PLC	865,457	32,570,442
AstraZeneca PLC	747,611	139,289,915
Babcock International Group PLC	7,243,793	142,821,168
BAE Systems PLC	3,507,702	95,222,985
Beazley PLC	2,898,656	45,031,979
Diageo PLC	2,713,150	62,430,141
Endeavour Mining PLC	1,560,606	85,202,108
Hikma Pharmaceuticals PLC	4,466,863	93,698,183
IMI PLC	776,626	29,327,047
Informa PLC	3,980,607	48,037,042
NatWest Group PLC	7,735,336	70,505,612
Nomad Foods, Ltd.	2,625,061	33,338,275
Shell PLC	2,771,971	106,552,735
Smiths Group PLC	1,289,314	44,277,201

The Weir Group PLC	4,720,652	208,504,287
Preferred securities 0.9%		$56,050,432
(Cost $48,323,337)
Brazil 0.9%		56,050,432
Banco Bradesco SA	13,842,300	56,050,432

	Yield (%)	Shares	Value
Short-term investments 5.1%			$334,193,125
(Cost $334,180,362)
Short-term funds 5.1%			334,193,125
Fidelity Government Portfolio, Institutional Class	3.6100(D)	196,472,829	196,472,829
John Hancock Collateral Trust (E)	3.5792(D)	13,766,798	137,720,296

Total investments (Cost $5,356,146,007) 101.8%	$6,666,231,392
Other assets and liabilities, net (1.8%)	(116,206,839)
Total net assets 100.0%	$6,550,024,553

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	All or a portion of this security is on loan as of 1-31-26. The value of securities on loan amounted to $130,825,169.
(B)	Non-income producing security.
(C)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	The rate shown is the annualized seven-day yield as of 1-31-26.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
The fund had the following sector composition as a percentage of net assets on 1-31-26:
Financials	23.5%
Industrials	18.5%
Health care	12.7%
Materials	9.9%
Information technology	6.8%
Communication services	6.7%
Consumer staples	5.8%
Consumer discretionary	5.5%
Energy	5.2%
Utilities	2.1%
4	JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Short-term investments and other	3.3%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND | QUARTERLY REPORT	5

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of January 31, 2026, by major security category or type:
	Total value at 1-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Australia	$131,011,912	—	$131,011,912	—
Austria	38,556,436	—	38,556,436	—
Bermuda	147,343,460	$46,925,812	100,417,648	—
Brazil	103,679,394	103,679,394	—	—
Canada	377,091,032	377,091,032	—	—
China	100,041,672	—	100,041,672	—
Denmark	260,410,333	—	260,410,333	—
Finland	65,827,894	—	65,827,894	—
France	612,811,867	—	612,811,867	—
Germany	110,790,145	—	110,790,145	—
Hong Kong	167,544,324	—	167,544,324	—
India	120,224,932	120,224,932	—	—
Ireland	104,343,031	50,583,017	53,760,014	—
Israel	47,168,048	47,168,048	—	—
Italy	211,939,999	—	211,939,999	—
Japan	1,081,174,750	—	1,081,174,750	—
Luxembourg	42,086,410	42,086,410	—	—
Mexico	144,550,290	144,550,290	—	—
Netherlands	272,220,892	—	272,220,892	—
Norway	38,401,937	—	38,401,937	—
South Korea	538,638,495	53,145,001	485,493,494	—
Spain	136,473,567	—	136,473,567	—
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	Total value at 1-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Switzerland	$186,847,895	—	$186,847,895	—
United Kingdom	1,236,809,120	$118,540,383	1,118,268,737	—
Preferred securities	56,050,432	56,050,432	—	—
Short-term investments	334,193,125	334,193,125	—	—
Total investments in securities	$6,666,231,392	$1,494,237,876	$5,171,993,516	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	13,766,798	$103,229,492	$213,070,865	$(178,580,726)	$995	$(330)	$105,734	—	$137,720,296
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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